CNV General Resolution N 62213 (Tables)	12 Months Ended
Jun. 30, 2025
CNV General Resolution N 62213
Summary of CNV general resolution
Exhibit A - Property, plant and equipment	Note 9 - Investment properties
Note 10 - Property, plant and equipment
Exhibit B - Intangible assets	Note 12 - Intangible assets
Exhibit C – inversions in actions	Note 8 - Participation in associates and joint ventures
Exhibit D - Other investments	Note 16 - Financial instruments by category
Exhibit E – Provisions	Note 21 – Provisions
Exhibit F - Cost of sales and services provided	Note 33 – Cost of goods sold and services provided
Exhibit G - Foreign currency assets and liabilities	Note 34 - Foreign currency assets and liabilities